Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,185,272,000.00
Total Fee Amount	190,118.66
Total Offset Amount	0.00
Net Fee	$ 190,118.66
Offering Table N/A
Offset Table N/A	N/A